Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Investment in Tracking Stock (Details) - Satellite and Tracking Stock Transaction
$ in Thousands
			12 Months Ended
	Feb. 20, 2014 USD ($) shares	Feb. 20, 2014 USD ($) item shares	Dec. 31, 2014 USD ($)
Other investment securities:
Percentage of economic interest in the Hughes Retail Group	80.00%	80.00%
EchoStar and HSSC
Other investment securities:
Number of owned satellites transferred and leased back | item		5
Liabilities Transferred	$ 59,000	$ 59,000
Cash in exchange for shares of series of preferred tracking stock issued	11,000	11,000
Capital transaction	356,000	356,000
Capital transaction recorded in additional paid-in capital	51,000	$ 51,000
Capital distribution to EchoStar, net of deferred taxes	$ 51,000
Tracking stock prohibited transfer period		1 year
EchoStar
Other investment securities:
Liabilities Transferred			$ 44,540
Preferred tracking stock issued by related party | shares	6,290,499	6,290,499
Historical cost of tracking stock	$ 229,000	$ 229,000
HSSC
Other investment securities:
Preferred tracking stock issued by related party | shares	81.128	81.128
Historical cost of tracking stock	$ 87,000	$ 87,000